BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - GSD and Eskar Acquisitions (Details)		12 Months Ended
	Sep. 15, 2021 USD ($) ft²	Dec. 31, 2021 USD ($)	Jul. 01, 2021 USD ($)	Mar. 23, 2021 USD ($)	Feb. 26, 2021 USD ($)	Feb. 26, 2021 ft²	Feb. 26, 2021 a
Acquisition-date fair value of total consideration transferred [abstract]
Exchangeable Stock Exchange Ratio		1
Promissory notes payable DocHouse Agreement
Acquisition-date fair value of total consideration transferred [abstract]
Promissory note				$ 22,500,000
Eskar Asset Acquisition
Acquisition-date fair value of total consideration transferred [abstract]
Cash	$ 1,000,000
ASSETS ACQUIRED
Intangible assets - host community agreements			$ 1,000,000
Total assets acquired at fair value			1,000,000
LIABILITIES ASSUMED
Consideration transferred			$ 1,000,000
Q3 2021
ASSETS ACQUIRED
Cash	579,560
Inventory, net	3,237,125
Prepaid expenses and other assets	67,449
Intangible assets - licenses/permits	172,000,000
Intangible assets - host community agreements	1,000,000
Right-of-use assets - operating	13,234,034
Property, plant and equipment	30,699,183
Deposits and other assets	193,610
Total assets acquired at fair value	221,010,961
LIABILITIES ASSUMED
Trade payables	1,658,180
Accrued liabilities	444,784
Advance from related parties	22,750,176
Lease liabilities - operating	13,025,508
Debts payable	3,000,000
Total liabilities assumed at fair value	40,878,648
Goodwill	11,523,843
Consideration transferred	191,656,156
GSD Business Combination
Acquisition-date fair value of total consideration transferred [abstract]
Cash	41,860,310
Debt Payable	29,490,630
Shares Issued	$ 29,744,216
Shares Issued, shares	1,511,334
Contingent Consideration	$ 89,561,000
Total Consideration	190,656,156
Promissory note	$ 29,500,000
Area of cultivation and production facilities | ft²	30,000
Area of cultivation and production facilities under construction | ft²	75,000
Measurement period adjustments to intangible assets increase in amount		$ 12,000,000.0
ASSETS ACQUIRED
Cash	$ 579,560
Inventory, net	3,237,125
Prepaid expenses and other assets	67,449
Intangible assets - licenses/permits	172,000,000
Right-of-use assets - operating	13,234,034
Property, plant and equipment	30,699,183
Deposits and other assets	193,610
Total assets acquired at fair value	220,010,961
LIABILITIES ASSUMED
Trade payables	1,658,180
Accrued liabilities	444,784
Advance from related parties	22,750,176
Lease liabilities - operating	13,025,508
Debts payable	3,000,000
Total liabilities assumed at fair value	40,878,648
Goodwill	11,523,843
Consideration transferred	$ 190,656,156
GSD Business Combination | Exchangeable Shares
Acquisition-date fair value of total consideration transferred [abstract]
Percentage of discount rate attributed to the contractual restrictions	9.20%
GSD Business Combination | Exchangeable Shares | Bottom of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision	4 months
GSD Business Combination | Exchangeable Shares | Top of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision	12 months
Liberty Health Sciences
Acquisition-date fair value of total consideration transferred [abstract]
Shares Issued					$ 399,499,188
Shares Issued, shares					12,670,958
Total Consideration					$ 406,344,000
Area of cultivation and production facilities						300,000	387
Measurement period adjustments to inventory decrease in amount		6,600,000
Measurement period adjustments to property, plant and equipment decrease in amount		1,700,000
Measurement period adjustments to right of use assets decrease in amount		2,100,000
Measurement period adjustments to income taxes decrease in amount		1,500,000
Measurement period adjustments to deferred taxes increase in amount		1,400,000
Measurement period adjustments to lease liabilities decrease in amount		$ 2,100,000
ASSETS ACQUIRED
Cash					6,650,137
Inventory, net					46,842,186
Prepaid expenses and other assets					817,824
Intangible assets - licenses/permits					270,000,000
Right-of-use assets - operating					11,750,150
Right-of-use assets - finance, net					378,992
Property, plant and equipment					56,745,883
Deposits and other assets					619,377
Total assets acquired at fair value					393,804,549
LIABILITIES ASSUMED
Trade payables					3,274,256
Accrued liabilities					5,383,075
Deferred tax liabilities					71,962,667
Lease liabilities - operating					11,693,248
Lease liabilities - finance					378,992
Income tax payable					1,818,520
Accrued interest					153,057
Debts payable					7,479,389
Total liabilities assumed at fair value					102,143,204
Goodwill					114,682,655
Consideration transferred					406,344,000
Liberty Health Sciences | Subordinate Voting Shares
Acquisition-date fair value of total consideration transferred [abstract]
Shares Issued					$ 2,400,000
Shares Issued, shares					75,864
Liberty Health Sciences | Exchangeable Shares
Acquisition-date fair value of total consideration transferred [abstract]
Shares Issued					$ 4,500,000
Shares Issued, shares					248,412